Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statement of Comprehensive Income [Abstract]
Profit for the year	$ 210,962	$ 181,460	$ 161,397
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit obligation, net of tax	(225)	176	(494)
Items that may be reclassified subsequently to profit or loss:
Exchange gain/(loss) on translation of foreign currency denominated subsidiary	482	(300)	115
Total comprehensive income for the period net of tax	211,220	181,336	161,017
Attributable to the owners of non-controlling interest	49	(54)	95
Attributable to the owners of parent	$ 211,171	$ 181,390	$ 160,922